TAXES ON INCOME (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Balance at the beginning of the year	$ 1,987	$ 1,365
Increase in tax positions	375	688
Decrease in tax positions	(135)	(293)
Acquisition of subsidiary	66	227
Balance at the end of the year	$ 2,293	$ 1,987